Cryptocurrencies - Schedule of Crypto Activity Holding (Details) - DevvStream Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Schedule of Crypto Activity Holding [Line Items]
Balance, August 1, 2025
Purchases			5,125,100
Staking income earned	$ 25,911		40,245
Fair value loss	(1,689,591)		(2,113,072)
Balance, January 31, 2026	3,052,273		3,052,273
Bitcoin [Member]
Schedule of Crypto Activity Holding [Line Items]
Balance, August 1, 2025
Purchases			2,562,500
Staking income earned
Fair value loss			(814,828)
Balance, January 31, 2026	1,747,672		1,747,672
Solana [Member]
Schedule of Crypto Activity Holding [Line Items]
Balance, August 1, 2025
Purchases			2,562,500
Staking income earned			40,245
Fair value loss			(1,298,244)
Balance, January 31, 2026	1,304,501		1,304,501
USDC [Member]
Schedule of Crypto Activity Holding [Line Items]
Balance, August 1, 2025
Purchases			100
Staking income earned
Fair value loss
Balance, January 31, 2026	$ 100		$ 100